AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS – June 30, 2020 – (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS – 97.4%
Australia – 7.6%

BHP Group, Ltd.	42,541	$1,055,731
Fortescue Metals Group, Ltd.	179,890	1,726,082
Rio Tinto, Ltd.	16,998	1,152,605

		3,934,418

Belgium – 2.0%

Anheuser-Busch InBev SA NV	21,030	1,036,497

Bermuda – 0.0%

Peace Mark Holdings, Ltd.†(1)	800,000	0

Canada – 1.7%

BCE, Inc.	21,800	909,190

China – 1.4%

China Petroleum & Chemical Corp.	1,772,000	737,153

France – 13.7%

AXA SA	41,833	873,017
Danone SA	12,341	852,782
Sanofi	11,547	1,174,780
Schneider Electric SE	12,273	1,360,679
TOTAL SA	20,382	776,342
Vinci SA	11,079	1,018,811
Vivendi SA	39,523	1,013,021

		7,069,432

Germany – 7.3%

Bayer AG	13,350	979,884
Continental AG	8,197	800,640
Covestro AG*	21,567	818,494
Siemens AG	9,965	1,170,566

		3,769,584

Hong Kong – 4.4%

CNOOC, Ltd.	690,000	774,937
Hong Kong Exchanges & Clearing, Ltd.	35,900	1,530,011

		2,304,948

Italy – 1.3%

Eni SpA	69,019	657,217

Japan – 14.5%

Japan Tobacco, Inc.	47,100	873,886
KDDI Corp.	40,000	1,199,314
Komatsu, Ltd.	45,800	936,369
Panasonic Corp.	126,000	1,098,369
Showa Denko KK	39,500	885,585
Softbank Corp.	58,300	742,062
Subaru Corp.	37,900	788,172
Takeda Pharmaceutical Co., Ltd.	27,100	967,217

		7,490,974

Netherlands – 2.0%

Koninklijke Ahold Delhaize NV	38,015	1,035,198

Russia – 5.3%

Gazprom PJSC ADR	153,423	826,302
Lukoil PJSC ADR	12,448	922,720
MMC Norilsk Nickel PJSC ADR	38,056	994,935

		2,743,957

Saudi Arabia – 1.4%

Saudi Arabian Oil Co.*	82,844	718,053

Spain – 1.3%

Telefonica SA	138,914	664,771

Switzerland – 8.4%

ABB, Ltd.	49,457	1,111,673
Adecco Group AG	18,898	885,442
Novartis AG	12,263	1,065,540
Roche Holding AG	3,646	1,262,360

		4,325,015

Taiwan – 10.4%

Globalwafers Co., Ltd.	103,000	1,403,340
Hon Hai Precision Industry Co., Ltd.	451,000	1,316,370
Walsin Technology Corp.†	179,000	1,082,565
Yageo Corp.	121,000	1,557,312

		5,359,587

United Kingdom – 14.7%

Anglo American PLC	46,241	1,068,860
BHP Group PLC	49,645	1,019,195
British American Tobacco PLC	28,858	1,108,766
Coca-Cola European Partners PLC	21,728	820,449
GlaxoSmithKline PLC	49,800	1,009,045
Imperial Brands PLC	46,336	882,383
Unilever PLC	17,617	949,866
Vodafone Group PLC	476,085	759,146

		7,617,710

Total Common Stocks (cost $52,712,749)		50,373,704

RIGHTS – 0.1%
Spain – 0.1%

Telefonica SA Expires 07/06/2020 (cost $30,185)	138,914	27,328

Total Long-Term Investment Securities (cost $52,742,934)		50,401,032

REPURCHASE AGREEMENTS – 3.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $2,005,000 collateralized by $1,954,700 of United States Treasury Notes, bearing interest at 1.25% due 08/31/2024 and having an approximate value of $2,045,187 (cost $2,005,000)	$2,005,000	2,005,000

TOTAL INVESTMENTS – (cost $54,747,934)	101.4%	52,406,032
Liabilities in excess of other assets	(1.4)	(726,432)

NET ASSETS	100.0%	$51,679,600

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $1,536,547 representing 3.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
ADR	– American Depositary Receipt

1

Industry Allocation*
Medical-Drugs	12.5%
Oil Companies-Integrated	9.0
Metal-Diversified	6.2
Electronic Components-Misc.	5.6
Tobacco	5.5
Diversified Minerals	4.1
Repurchase Agreements	3.9
Telephone-Integrated	3.7
Metal-Iron	3.3
Chemicals-Diversified	3.3
Cellular Telecom	3.0
Finance-Other Services	2.9
Semiconductor Equipment	2.7
Power Converter/Supply Equipment	2.6
Diversified Manufacturing Operations	2.3
Instruments-Controls	2.2
Audio/Video Products	2.1
Capacitors	2.1
Brewery	2.0
Food-Retail	2.0
Building-Heavy Construction	2.0
Multimedia	2.0
Cosmetics & Toiletries	1.8
Machinery-Construction & Mining	1.8
Telecom Services	1.7
Human Resources	1.7
Insurance-Life/Health	1.7
Food-Dairy Products	1.6
Beverages-Non-alcoholic	1.6
Rubber-Tires	1.5
Auto-Cars/Light Trucks	1.5
Oil Companies-Exploration & Production	1.5

101.4%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$–	$–		$0	$0
Other Countries	1,729,639	48,644,065	**	–	50,373,704
Rights	27,328	–		–	27,328
Repurchase Agreements	–	2,005,000		–	2,005,000

Total Investments at Value	$1,756,967	$50,649,065		$0	$52,406,032

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

AIG Japan Fund

PORTFOLIO OF INVESTMENTS – June 30, 2020 – (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS – 94.6%
Athletic Footwear – 1.5%

Asics Corp.	18,500	$210,559

Auto-Cars/Light Trucks – 2.5%

Suzuki Motor Corp.	10,763	365,190

Auto/Truck Parts & Equipment-Original – 7.3%

Koito Manufacturing Co., Ltd.	7,050	283,797
NGK Insulators, Ltd.	40,701	561,994
Stanley Electric Co., Ltd.	8,300	199,877

		1,045,668

Banks-Commercial – 2.7%

AEON Financial Service Co., Ltd.	35,800	390,495

Brewery – 3.1%

Asahi Group Holdings, Ltd.	4,000	140,133
Kirin Holdings Co., Ltd.	14,500	305,789

		445,922

Building & Construction-Misc. – 6.2%

Hazama Ando Corp.	28,639	165,476
Kumagai Gumi Co., Ltd.	11,800	282,485
Maeda Corp.	25,300	192,653
Taisei Corp.	6,827	248,265

		888,879

Building Products-Doors & Windows – 1.5%

AGC, Inc.	7,500	213,350

Building-Heavy Construction – 2.1%

Daiho Corp.	13,450	301,774

Casino Services – 1.5%

Sega Sammy Holdings, Inc.	17,500	209,363

Chemicals-Diversified – 1.1%

Mitsubishi Gas Chemical Co., Inc.	10,800	163,374

Chemicals-Specialty – 2.1%

Shin-Etsu Chemical Co., Ltd.	2,605	304,521

Computer Services – 3.8%

Fujitsu, Ltd.	2,923	342,149
SCSK Corp.	4,300	208,942

		551,091

Computers-Integrated Systems – 1.4%

Otsuka Corp.	3,750	197,518

Cosmetics & Toiletries – 1.0%

Pola Orbis Holdings, Inc.	8,100	140,904

Diversified Banking Institutions – 2.0%

Sumitomo Mitsui Financial Group, Inc.	10,000	281,231

Electronic Components-Misc. – 5.7%

Alps Alpine Co., Ltd.	16,400	210,143
Fujitsu General, Ltd.	7,165	146,699
Kyocera Corp.	4,090	222,543
Minebea Mitsumi, Inc.	13,503	244,821

		824,206

Electronic Components-Semiconductors – 1.1%

Rohm Co., Ltd.	2,312	153,219

Engineering/R&D Services – 1.5%

Meitec Corp.	4,600	221,445

Entertainment Software – 2.2%

Mixi, Inc.	7,800	137,643
Nexon Co., Ltd.	7,894	178,292

		315,935

Food-Misc./Diversified – 1.3%

Nichirei Corp.	6,700	194,662

Food-Retail – 0.9%

Seven & i Holdings Co., Ltd.	4,191	136,769

Hotels/Motels – 1.6%

Kyoritsu Maintenance Co., Ltd.	6,733	229,154

Industrial Automated/Robotic – 1.4%

THK Co., Ltd.	8,431	208,520

Insurance-Property/Casualty – 2.4%

Tokio Marine Holdings, Inc.	8,082	352,100

Machinery-Electrical – 5.4%

Hitachi, Ltd.	14,630	461,861
Mitsubishi Electric Corp.	24,800	322,036

		783,897

Medical Products – 5.3%

Nipro Corp.	68,243	757,638

Medical-Drugs – 2.7%

Eisai Co., Ltd.	2,050	162,495
Ono Pharmaceutical Co., Ltd.	7,984	232,233

		394,728

Miscellaneous Manufacturing – 0.0%

Peace Mark Holdings, Ltd.†(1)	8,000	0

Office Automation & Equipment – 0.8%

FUJIFILM Holdings Corp.	2,693	115,230

Oil Companies-Exploration & Production – 1.3%

Inpex Corp.	31,200	193,158

Oil Refining & Marketing – 2.0%

JXTG Holdings, Inc.	82,000	290,542

Real Estate Management/Services – 3.7%

Mitsubishi Estate Co., Ltd.	35,460	527,309

Real Estate Operations & Development – 1.4%

Mitsui Fudosan Co., Ltd.	11,000	194,910

Retail-Drug Store – 1.0%

Matsumotokiyoshi Holdings Co., Ltd.	4,000	144,877

Retail-Restaurants – 1.4%

Sushiro Global Holdings, Ltd.	8,900	195,981

Rubber-Tires – 5.1%

Toyo Tire Corp.	54,572	729,602

Semiconductor Equipment – 0.7%

Ulvac Inc	3,400	98,163

Telephone-Integrated – 1.9%

KDDI Corp.	9,200	275,842

Tobacco – 1.3%

Japan Tobacco, Inc.	10,114	187,654

Web Portals/ISP – 2.7%

Z Holdings Corp.	80,000	390,416

Total Long-Term Investment Securities (cost $14,008,274)		13,625,796

REPURCHASE AGREEMENTS – 6.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $867,000 collateralized by $845,300 of United States Treasury Notes, bearing interest at 1.25% due 08/31/2024 and having an approximate value of $884,431 (cost $867,000)	$867,000	867,000

TOTAL INVESTMENTS (cost $14,875,274)	100.6%	14,492,796
Liabilities in excess of other assets	(0.6)	(89,080)

NET ASSETS	100.0%	$14,403,716

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

Country Allocation*
Japan	94.6%
United States	6.0

100.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$–	$–		$0	$0
Other Industries	–	13,625,796	**	–	13,625,796
Repurchase Agreements	–	867,000		–	867,000

Total Investments at Value	$–	$14,492,796		$0	$14,492,796

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2020–(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of June 30, 2020, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2020, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.